Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Description and Basis of Presentation [Text Block]

2. Description of Business

The Company engages in two lines of business: our urgent and primary care business and our ancillary network business. These lines of business are supported through a shared services function.

Urgent and Primary Care Business

In May 2014, we announced our entry into the urgent and primary care market. During the remainder of 2014, we, through our wholly-owned subsidiaries, acquired ten urgent and primary care centers located in Georgia (three), Florida (two), Alabama (three) and Virginia (two). These centers offer a wide array of services for non-life-threatening medical conditions. We strive to improve access to quality medical care by offering extended hours and weekend service and also by accepting patients primarily on a walk-in basis.

Ancillary Network Business

Our ancillary network business offers cost containment strategies, primarily through the utilization of a comprehensive national network of ancillary healthcare service providers. Our services are marketed to a number of healthcare companies including third-party administrators, insurance companies, large self-funded organizations, various employer groups, and preferred provider organizations. We offer payors this solution by:
•
lowering our payors’ ancillary care costs throughout network of high quality, cost effective providers that we have under contract at more favorable terms than they could generally obtain on their own;

•	providing payors with a comprehensive network of ancillary healthcare service providers that is tailored to each payor’s needs and is available to each payor’s members for covered services;
•	providing payors with claims management, reporting, processing and payment services;
•	performing network/needs analysis to assess the benefits to payors of adding additional/different service providers to the payor-specific provider networks; and
•	credentialing network service providers for inclusion in the payor-specific provider networks.
On October 1, 2014, we entered into a management services agreement with HealthSmart Preferred Care II, L.P. (“HealthSmart”). Under the management services agreement, HealthSmart manages our ancillary network business, subject to the supervision of a five-person oversight committee comprised of three members selected by us and two members selected by HealthSmart. As part of the management arrangement, HealthSmart hired substantially all of our ancillary network business employees, purchased substantially all of our furniture, fixtures and equipment located in our Dallas, Texas office and assumed our lease for that office. As a result of this arrangement, we no longer employ the workforce of our ancillary network business.
Under the management services agreement, HealthSmart manages and operates our ancillary network business for a monthly fee equal to the sum of (a) 35% of the net profit derived from the operation of our ancillary network business plus (b) 120% of all direct and documented operating expenses and liabilities actually paid during such calendar month by HealthSmart in connection with providing its management services. For purposes of the fee calculation, the term “net profit” means gross ancillary network business revenue, less the sum of (x) the provider payments and administrative fees and (y) 120% of all direct and documented operating expenses and liabilities actually paid during such calendar month by HealthSmart in connection with providing its management services. Any remaining net profit accrues to us. During the term of the agreement, HealthSmart is responsible for the payment of all expenses incurred in providing the management services with respect to our ancillary network business, including personnel salaries and benefits, the cost of supplies and equipment, and rent. The initial term of the management services agreement is three years, and it renews annually thereafter for one-year terms unless either party gives notice of termination at least 90 days prior to the end of the then-current term.
Our management services agreement with HealthSmart provides that at any time between October 1, 2016 and the expiration date of the management services agreement, HealthSmart may purchase, or we may require that HealthSmart purchase, our ancillary network business for a price equal to $6,500,000 less the aggregate sum of net profit received by us since the beginning of the management arrangement, which as of June 30, 2015 was approximately $1.1 million. The purchase price is to be payable by HealthSmart solely out of the net profit it derives from the operation of the ancillary network business after consummation of the transaction. Consummation of the transaction will be subject to the satisfaction of certain material conditions, currently including stockholder approval of the sale. If the sale of our ancillary network business to HealthSmart is not consummated during or at the end of the term of the management services agreement, we expect to then either reassume management of that line of business, or seek to sell that business on the most favorable terms we are able to obtain.

1. Description of Business and Change in Business Focus

American CareSource Holdings, Inc. (“the Company”, “ACSH”, “we”, “us”, or “our”) engages in two lines of business: our urgent and primary care business and our ancillary network business. These lines of business are supported through a shared services function.

Urgent and Primary Care Business

In May 2014, we announced our entry into the urgent and primary care market. During the remainder of 2014, we, through our wholly-owned subsidiaries, acquired ten urgent and primary care centers located in Georgia (three), Florida (two), Alabama (three) and Virginia (two). See Note 3 — Acquisitions. These centers offer a wide array of services for non-life-threatening medical conditions. We strive to improve access to quality medical care by offering extended hours and weekend service and also by accepting patients by appointment or on a walk-in basis.

Ancillary Network Business

Our ancillary network business offers cost containment strategies, primarily through the utilization of a comprehensive national network of ancillary healthcare service providers. Our services are marketed to a number of healthcare companies including third-party administrators, insurance companies, large self-funded organizations, various employer groups, and preferred provider organizations. We offer payors this solution by:
•
lowering our payors’ ancillary care costs throughout network of high quality, cost effective providers that we have under contract at more favorable terms than they could generally obtain on their own;

•	providing payors with a comprehensive network of ancillary healthcare service providers that is tailored to each payor’s needs and is available to each payor’s members for covered services;
•	providing payors with claims management, reporting, processing and payment services;
•	performing network/needs analysis to assess the benefits to payors of adding additional/different service providers to the payor-specific provider networks; and
•	credentialing network service providers for inclusion in the payor-specific provider networks.
On October 1, 2014, we entered into a management services agreement with HealthSmart Preferred Care II, L.P. (“HealthSmart”).

Ancillary Network Business, Management Services Agreement

Under the management services agreement, HealthSmart manages our ancillary network business, subject to the supervision of a five-person oversight committee comprised of three members selected by us and two members selected by HealthSmart. As part of the management arrangement, HealthSmart hired substantially all of our ancillary network business employees, purchased substantially all of our furniture, fixtures and equipment located in our Dallas, Texas office and assumed our lease for that office. As a result of this arrangement, we no longer employ the workforce of our ancillary network business. Under the management services agreement, HealthSmart manages and operates our ancillary network business for a monthly fee equal to the sum of (a) 35% of the net profit derived from the operation of our ancillary network business plus (b) 120% of all direct and documented operating expenses and liabilities actually paid during such calendar month by HealthSmart in connection with providing its management services. For purposes of the fee calculation, the term “net profit” means gross ancillary network business revenue, less the sum of (x) the provider payments and administrative fees and (y) 120% of all direct and documented operating expenses and liabilities actually paid during such calendar month by HealthSmart in connection with providing its management services. Any remaining net profit accrues to us. During the term of the agreement, HealthSmart is responsible for the payment of all expenses incurred in providing the management services with respect to our ancillary network business, including personnel salaries and benefits, the cost of supplies and equipment, and rent. The initial term of the management services agreement is three years, and it renews annually thereafter for one-year terms unless either party gives notice of termination at least 90 days prior to the end of the then-current term.
At any time between October 1, 2016 and the expiration date of the management services agreement, HealthSmart may purchase, or we may require that HealthSmart purchase, our ancillary network business for a price equal to $6,500,000 less the aggregate sum of net profit received by us since the beginning of the management arrangement, which as of December 31, 2014 was $637,786. Consummation of the transaction will be subject to the satisfaction of certain material conditions, including approval by our stockholders if our annual gross revenue from our urgent and primary care business does not exceed $40,000,000. If, for any reason, the sale of our ancillary network business to HealthSmart is not consummated during or at the end of the term of the management services agreement, we expect to then either reassume management of that line of business, or seek to sell that business on the most favorable terms we are able to obtain.